Revenues	6 Months Ended
Jun. 30, 2019
Revenue Recognition [Abstract]
Revenues

Note 3. Revenues

Disaggregation of Revenues

The following table presents the Company’s revenues disaggregated by geographical region (based on the Company's customers' locations) and revenue type for the three and six months ended June 30, 2019 and 2018:

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
	(U.S. $ in thousands)		(U.S. $ in thousands)
Americas
Products	$67,137	$67,193	$125,191	$117,437
Service	40,888	39,597	79,332	77,267
Total Americas	108,025	106,790	204,523	194,704

EMEA
Products	23,323	29,948	51,408	61,929
Service	6,826	7,279	13,524	14,269
Total EMEA	30,149	37,227	64,932	76,198

Asia Pacific
Products	19,881	21,262	38,833	42,954
Service	5,108	4,957	10,175	10,213
Total Asia Pacific	24,989	26,219	49,008	53,167

Total Revenues	$163,163	$170,236	$318,463	$324,069

The following table presents the Company’s revenues disaggregated based on the timing of revenue recognized for the three and six months ended June 30, 2019 and 2018:

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
	(U.S. $ in thousands)		(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$110,341	$118,403	$215,432	$222,320
Services	10,747	11,059	21,374	21,137
Total revenues recognized in point in time	121,088	129,462	236,806	243,457

Revenues recognized over time from:
Services	42,075	40,774	81,657	80,612
Total revenues recognized over time	42,075	40,774	81,657	80,612

Total Revenues	$163,163	$170,236	$318,463	$324,069

Contract Assets and Contract Liabilities

Contract assets are recorded when the Company's right to consideration is conditional on constraints other than the passage of time. The Company had no material contract assets as of June 30, 2019.

Contract liabilities include advance payments and billings in excess of revenue recognized, which are primarily related to advanced billings for service type warranty. Contract liabilities are presented under deferred revenues. The Company's deferred revenues as of June 30, 2019 and December 31, 2018 were as follows:

	June 30,	December 31,
	2019	2018
	U.S. $ in thousands
Deferred revenue*	70,950	72,387

*Includes $16.7 million and $18.4 million under long term deferred revenue in the Company's consolidated balance sheets as of June 30, 2019 and December 31, 2018, respectively.

Revenue recognized in 2019 that was included in deferred revenue balance as of January 1, 2019 was $14.1 million and $31.9 million for the three and six months ended June 30, 2019, respectively.

Remaining Performance Obligations

Remaining Performance Obligations ("RPO") represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. As of June 30, 2019, the total RPO amounted to 91.1 million. The Company expects to recognize $71.7 million of this RPO during the next 12 months, $13.6 million over the subsequent 12 months and $5.7 million in the remainder thereafter.

Incremental Costs of Obtaining a Contract

Sales commissions earned mainly by the Company’s sales agents are considered incremental costs of obtaining a contract with a customer, as the Company expects the benefit of those commissions to be longer than one year. The majority of the sales commissions are not subject to capitalization, as the commission expense is recognized as the related revenue is recognized. Sales commissions for initial contracts related to the service type warranty are deferred and then amortized on a straight-line basis over the expected customer relationship period if the Company expects to recover those costs. Amortization expense is included in selling, general and administrative expenses in the consolidated statements of operations. As of June 30, 2019 and December 31, 2018, the deferred commission amounted to $3.5 million and $3.1 million respectively.